UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2018 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 100.0% of Net Assets
	Argentina – 4.0%
6,733	MercadoLibre, Inc.	$2,305,447

	Brazil – 2.3%
188,527	Ambev S.A., ADR	876,651
118,076	Companhia Brasileira de Meios de Pagamento	437,737

		1,314,388

	China – 13.0%
18,266	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,196,733
9,478	Baidu, Inc., Sponsored ADR(a)	2,146,577
54,465	Yum China Holdings, Inc.	2,106,706

		7,450,016

	Denmark – 3.4%
39,259	Novo Nordisk AS, Class B	1,932,570

	France – 4.4%
20,278	Danone	1,596,889
8,616	Sodexo S.A.	898,584

		2,495,473

	Italy – 1.1%
140,600	Prada SpA	634,875

	Netherlands – 2.1%
1,662	Adyen NV, 144A(a)	1,165,217

	Sweden – 1.7%
75,667	Elekta AB, Class B	989,252

	Switzerland – 6.9%
13,291	Nestle S.A., (Registered)	1,114,146
13,700	Novartis AG, (Registered)	1,136,581
6,822	Roche Holding AG	1,691,539

		3,942,266

	United Kingdom – 7.6%
23,253	Diageo PLC	813,262
55,471	Experian PLC	1,381,423
9,341	Reckitt Benckiser Group PLC	795,687
23,565	Unilever NV	1,355,019

		4,345,391

	United States – 53.5%
2,196	Alphabet, Inc., Class A(a)	2,705,033
2,079	Amazon.com, Inc.(a)	4,184,424
5,433	American Express Co.	575,789
23,570	Coca-Cola Co. (The)	1,050,515
14,985	Colgate-Palmolive Co.	995,154
2,824	Core Laboratories NV	323,489

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
13,792	Deere & Co.	$1,983,290
12,484	Expeditors International of Washington, Inc.	914,827
16,776	Facebook, Inc., Class A(a)	2,948,046
13,841	Microsoft Corp.	1,554,760
53,314	Oracle Corp.	2,589,994
13,942	Procter & Gamble Co. (The)	1,156,489
21,536	QUALCOMM, Inc.	1,479,739
21,493	Schlumberger Ltd.	1,357,498
15,652	SEI Investments Co.	987,328
17,591	Shire PLC	1,028,914
60,538	Under Armour, Inc., Class A(a)	1,238,002
17,161	Visa, Inc., Class A	2,520,779
11,801	Yum! Brands, Inc.	1,025,389

		30,619,459

	Total Common Stocks (Identified Cost $52,677,779)	57,194,354

Principal Amount
Short-Term Investments – 0.8%
$477,465	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2018 at 1.100% to be repurchased at $477,523 on 9/04/2018 collateralized by $510,000 U.S. Treasury Note, 2.250% due 2/15/2027 valued at $487,659 including accrued interest(b) (Identified Cost $477,465)	477,465

	Total Investments – 100.8% (Identified Cost $53,155,244)	57,671,819
	Other assets less liabilities – (0.8)%	(449,265)

	Net Assets – 100.0%	$57,222,554

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$15,368,741	26.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the value of Rule 144A holdings amounted to $1,165,217 or 2.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$1,932,570	$—	$1,932,570
France	—	2,495,473	—	2,495,473
Italy	—	634,875	—	634,875
Sweden	—	989,252	—	989,252
Switzerland	—	3,942,266	—	3,942,266
United Kingdom	—	4,345,391	—	4,345,391
United States	29,590,545	1,028,914	—	30,619,459
All Other Common Stocks*	12,235,068	—	—	12,235,068

Total Common Stocks	41,825,613	15,368,741	—	57,194,354

Short-Term Investments	—	477,465	—	477,465

Total	$41,825,613	$15,846,206	$—	$57,671,819

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $295,556 was transferred from Level 2 to Level 1 during the period ended August 31, 2018. At November 30, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At August 31, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at August 31, 2018 (Unaudited)

Internet Software & Services	23.2%
Pharmaceuticals	8.4
Internet & Direct Marketing Retail	7.3
IT Services	7.3
Software	7.2
Hotels, Restaurants & Leisure	7.1
Household Products	5.1
Beverages	4.7
Food Products	4.7
Machinery	3.5
Textiles, Apparel & Luxury Goods	3.3
Energy Equipment & Services	3.0
Semiconductors & Semiconductor Equipment	2.6
Professional Services	2.4
Personal Products	2.4
Other Investments, less than 2% each	7.8
Short-Term Investments	0.8

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

Currency Exposure Summary at August 31, 2018 (Unaudited)

United States Dollar	71.0%
Euro	8.9
British Pound	7.0
Swiss Franc	6.9
Danish Krone	3.4
Other, less than 2% each	3.6

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 88.4% of Net Assets
	Aerospace & Defense – 1.7%
$17,612,406	Advanced Integration Technology LP, 2017 Term Loan B, LIBOR + 4.750%, 6.708%, 4/03/2023(a)	$17,568,375
16,064,025	Constellis Holdings LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 5.000%, 7.334%, 4/21/2024(b)	16,164,426
4,320,353	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 7/26/2024(b)	4,328,475
4,636,267	Engility Corp., Term Loan B2, 1-month LIBOR + 2.750%, 4.826%, 8/12/2023(b)	4,646,884
6,049,951	EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.834%, 12/02/2024(b)	6,102,888
2,537,175	MHVC Acquisition Corp., 2017 Term Loan, 4/29/2024(c)	2,530,832
11,143,748	MHVC Acquisition Corp., 2017 Term Loan, 3-month LIBOR + 5.250%, 7.590%, 4/29/2024(b)	11,115,888
8,562,032	WP CPP Holdings LLC, 2018 Term Loan, 2-month LIBOR + 3.750%, 6.214%, 4/30/2025(d)	8,588,831

		71,046,599

	Automotive – 5.2%
14,049,055	Autodata, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.357%, 12/13/2024(b)	14,084,178
15,865,169	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.582%, 8/01/2025(b)	15,825,506
13,017,387	Bright Bidco B.V., 2018 Term Loan B, LIBOR + 3.500%, 5.751%, 6/30/2024(a)	12,889,947
17,489,253	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.080%, 3/24/2025(b)	17,839,038
19,736,589	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.563%, 5/19/2023(b)	19,724,352
1,180,892	DexKo Global, Inc., 2018 USD Incremental Term Loan, 1-month LIBOR + 3.500% , 5.576%, 7/24/2024(b)	1,182,368
11,144,070	DexKo Global, Inc., 2018 USD Term Loan, 1-month LIBOR + 3.500%, 5.576%, 7/24/2024(b)	11,158,000
12,067,796	Innovative Xcessories & Services LLC, Term Loan B, 1-month LIBOR + 4.750%, 6.820%, 11/29/2022(b)	12,022,542
14,142,450	K&N Engineering, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.750%, 7.084%, 10/19/2023(b)	14,133,682
15,712,000	L&W, Inc., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.066%, 5/22/2025(b)	15,849,480
9,584,428	Sage Automotive Interiors, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.076%, 10/27/2022(b)	9,608,389
12,547,244	Solera LLC, USD Term Loan B, 1-month LIBOR + 2.750%, 4.826%, 3/03/2023(b)	12,531,560
15,869,925	Trico Group LLC, 2018 Term Loan, 3-month LIBOR + 6.500%, 8.813%, 2/02/2024(b)	15,869,925
19,702,540	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.816%, 4/21/2024(b)	19,717,317
9,783,433	U.S. Farathane LLC, 2017 Term Loan B4, 3-month LIBOR + 3.500%, 5.834%, 12/23/2021(b)	9,783,433

Principal Amount	Description	Value (†)
Senior Loans – continued
	Automotive – continued
$13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 2-month LIBOR + 7.250%, 9.423%, 9/19/2022(b)	$13,893,739

		216,113,456

	Brokerage – 0.2%
1,903,000	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 6.750%, 9.092%, 7/20/2026(b)	1,945,817
7,943,000	Edelman Financial Center LLC, 2018 Term Loan B, 3-month LIBOR + 3.250%, 5.592%, 7/21/2025(b)	7,980,253

		9,926,070

	Building Materials – 2.5%
22,283,858	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 6.251%, 5/03/2024(b)	22,437,171
19,227,352	DiversiTech Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.340%, 6/03/2024(b)	19,131,215
5,963,055	Encapsys LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 11/07/2024(b)	5,974,266
16,927,000	Interior Logic Group, Inc., 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.342%, 5/30/2025(b)	16,916,505
15,922,360	Janus International Group LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.076%, 2/12/2025(b)	15,673,653
7,075,599	Mannington Mills, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.084%, 10/01/2021(b)	7,115,435
3,625,860	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.076%, 2/28/2025(b)	3,643,989
15,160,832	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.590%, 12/19/2023(b)	15,191,608

		106,083,842

	Chemicals – 1.4%
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.076%, 11/14/2024(b)	3,018,637
2,887,457	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.326%, 3/15/2024(b)	2,880,239
9,863,279	Plaskolite, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 11/03/2022(b)	9,838,621
12,600,000	Polymer Additives, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 6.000%, 8.076%, 7/31/2025(b)	12,348,000
15,751,363	Prince Minerals, Inc., 2018 1st Lien Term Loan, LIBOR + 3.500%, 5.899%, 3/20/2025(a)	15,121,308
15,780,405	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 5/30/2024(b)	15,648,954

		58,855,759

	Construction Machinery – 0.3%
3,266,549	Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023, 144A(e)(f)(g)	2,515,243
2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.573%, 10/26/2022(b)	2,341,411
6,579,379	Utility One Source LP, Term Loan B, 1-month LIBOR + 5.500%, 7.576%, 4/18/2023(b)	6,694,518

		11,551,172

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – 8.0%
$10,385,715	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 2/27/2025(b)	$10,418,222
483,039	Access CIG LLC, 2018 2nd Lien Delayed Draw Term Loan, 7.750%, 2/27/2026(h)	484,044
8,991,961	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 9.826%, 2/27/2026(b)	9,010,664
1,297,256	Access CIG LLC, 2018 Delayed Draw Term Loan, 3.750%, 2/27/2025(h)	1,301,316
3,320,678	Access CIG LLC, 2018 Incremental Term Loan, 1-month LIBOR + 3.750%, 5.826%, 2/27/2025(b)	3,331,071
14,209,985	Allied Universal Holdco LLC, 2015 Term Loan, 1-month LIBOR + 3.750%, 5.826%, 7/28/2022(b)	13,996,835
10,807,693	ASP MCS Acquisition Corp., Term Loan B, 3-month LIBOR + 4.750%, 7.084%, 5/18/2024(b)	9,672,886
13,940,287	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.593%, 10/03/2024(b)	13,992,563
5,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 9.843%, 10/03/2025(b)	5,920,667
19,046,015	ConvergeOne Holdings Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 4/04/2025(b)	19,117,438
6,706,804	DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.076%, 2/03/2025(b)	6,652,345
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 3-month LIBOR + 6.750%, 9.084%, 2/02/2026(b)	1,899,450
72,039	DG Investment Intermediate Holdings 2, Inc., 2018 Delayed Draw Term Loan, 3.000%, 2/03/2025(h)	71,454
648,348	DG Investment Intermediate Holdings 2, Inc., 2018 Delayed Draw Term Loan, 1-month LIBOR + 3.000%, 5.076%, 2/03/2025(b)	643,084
3,883,955	DG Investment Intermediate Holdings 2, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.000%, 5.076%, 2/03/2025(b)	3,852,417
22,637,992	DTI Holdco, Inc., 2018 Term Loan B, LIBOR + 4.750%, 6.945%, 9/30/2023(a)	22,562,608
20,678,732	DTZ U.S. Borrower LLC, 2018 Add On Term Loan B, 8/21/2025(c)	20,601,187
16,842,151	Duff & Phelps Corp., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.584%, 2/13/2025(b)	16,866,741
5,439,066	Garda World Security Corp., 2017 Term Loan, 3-month LIBOR + 3.500%, 5.800%, 5/24/2024(b)	5,459,462
14,071,637	Imagine! Print Solutions, Inc., 2017 Term Loan, 1-month LIBOR + 4.750%, 6.830%, 6/21/2022(b)	13,086,622
7,416,332	LegalZoom.com, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.316%, 11/21/2024(b)	7,453,414
13,891,421	Mister Car Wash Holdings, Inc., Term Loan B, 3-month LIBOR + 3.250%, 5.703%, 8/20/2021(b)	13,920,315
16,247,316	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.084%, 5/23/2025(b)	16,247,316
11,855,142	PricewaterhouseCoopers LLP, 2018 Term Loan, 1-month LIBOR + 3.250%, 5.326%, 5/01/2025(b)	11,884,780
6,042,865	Prometric Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.080%, 1/29/2025(b)	6,030,296
4,455,833	SMG Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 1/23/2025(b)	4,461,402
14,751,929	Southern Graphics, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.326%, 12/31/2022(b)	14,724,343

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – continued
$5,251,950	Sterling Infosystems, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 6/20/2022(b)	$5,219,125
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 3-month LIBOR + 5.250%, 7.592%, 6/30/2022(b)	4,553,663
1,892,161	Stiphout Finance LLC, USD 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.076%, 10/26/2022(b)	1,887,430
10,039,327	TruGreen LP, 2017 Term Loan, 1-month LIBOR + 4.000%, 6.067%, 4/13/2023(b)	10,083,299
3,090,833	TwentyEighty, Inc., PIK Term Loan B, 4.000%, 3/31/2020(f)(i)	3,052,197
2,269,055	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(f)(i)	2,240,691
13,234,626	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 3-month LIBOR + 3.500%, 5.834%, 7/14/2023(b)	13,234,626
15,184,988	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.076%, 12/19/2023(b)	15,166,007
38,961	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 8.000%, 12/19/2023(b)	38,912
12,544,285	West Corp., 2017 Term Loan, 1-month LIBOR + 4.000%, 6.076%, 10/10/2024(b)	12,485,452
3,240,000	West Corp., 2018 Term Loan B1, 1-month LIBOR + 3.500%, 5.576%, 10/10/2024(b)	3,205,786
10,361,502	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.830%, 5/18/2025(b)	10,303,271

		335,133,401

	Consumer Products – 6.1%
35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.576%, 7/25/2022(b)	29,697,311
9,661,000	Anastasia Parent LLC, 2018 Term Loan B, 8/11/2025(c)	9,618,781
9,790,000	Anastasia Parent LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 5.817%, 8/11/2025(b)	9,747,218
15,484,954	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.576%, 10/26/2023(b)	14,284,870
6,800,000	Global Appliance, Inc., Term Loan B, 9/29/2024(c)	6,766,000
5,806,648	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 6.080%, 9/29/2024(b)	5,777,614
7,468,021	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.625%, 4/26/2025(b)	7,430,681
15,088,328	Information Resources, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.567%, 1/18/2024(b)	15,157,432
12,514,699	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 5/01/2024(b)	12,551,242
12,083,607	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.326%, 7/01/2023(b)	11,970,384
15,970,000	Pelican Products, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.581%, 5/01/2025(b)	15,900,211
16,393,159	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.826%, 8/16/2023(b)	16,485,452
3,941,078	Radio Systems Corp., Term Loan B, 1-month LIBOR + 2.750%, 4.826%, 5/02/2024(b)	3,950,930

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$8,858,981	Rodan & Fields LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.063%, 6/06/2025(b)	$8,914,349
4,300,608	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.579%, 11/08/2023(d)	3,680,590
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.071%, 11/08/2024(b)	11,271,500
20,199,000	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.314%, 6/15/2025(b)	20,224,249
6,129,877	SRAM, LLC, 2018 Term Loan B, 2-month LIBOR + 2.750%, 4.946%, 3/15/2024(d)	6,145,202
26,768	SRAM, LLC, 2018 Term Loan B, Prime + 1.750%, 6.750%, 3/15/2024(b)	26,835
15,933,092	Strategic Partners, Inc., 2016 Term Loan, 1-month LIBOR + 3.750%, 5.826%, 6/30/2023(b)	15,953,009
14,506,050	Weight Watchers International, Inc., 2017 Term Loan B, LIBOR + 4.750%, 7.048%, 11/29/2024(a)	14,660,249
14,641,852	Wellness Merger Sub, Inc., 1st Lien Term Loan, 2-month LIBOR + 4.750%, 7.063%, 6/30/2024(b)	14,742,588

		254,956,697

	Diversified Manufacturing – 1.5%
17,378,362	Cortes NP Acquisition Corp., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.313%, 11/30/2023(b)	17,356,639
19,555,777	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.584%, 7/19/2024(b)	19,523,118
10,526,424	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.826%, 10/19/2022(b)	10,495,687
15,847,540	Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.625%, 2/28/2025(b)	15,699,049

		63,074,493

	Electric – 1.0%
7,578,838	Anemoi Acquisition Holdings LLC, Term Loan B, 3-month LIBOR + 4.250%, 6.584%, 6/26/2022(b)	7,588,312
6,993,700	APLP Holdings LP, 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 4/13/2023(b)	7,002,442
12,556,000	CRCI Holdings, Inc., USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.583%, 8/08/2025(b)	12,576,968
14,893,079	Mirion Technologies, Inc., Term Loan B, LIBOR + 4.750%, 6.976%, 3/31/2022(a)	14,781,381

		41,949,103

	Environmental – 0.7%
12,552,817	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.084%, 5/09/2025(b)	12,631,272
3,323,368	SiteOne Landscape Supply, Inc., 2018 Term Loan E, 1-month LIBOR + 2.750%, 4.820%, 10/29/2024(b)	3,323,368
4,245,915	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 8/25/2024(b)	4,261,837
9,772,300	Zep, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.334%, 8/12/2024(b)	9,185,962

		29,402,439

Principal Amount	Description	Value (†)
Senior Loans – continued
	Financial Other – 2.4%
$11,606,059	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 2-month LIBOR + 3.500%, 5.669%, 12/05/2022(b)	$11,620,567
757,850	AqGen Ascensus, Inc., 2018 Delayed Draw Term Loan, 12/03/2022(h)	758,797
477,775	AqGen Ascensus, Inc., 2018 Delayed Draw Term Loan, 1-month LIBOR + 3.500%, 5.576%, 12/03/2022(b)	478,372
2,054,227	AqGen Ascensus, Inc., 2018 Incremental Term Loan, 2-month LIBOR + 3.500%, 5.669%, 12/05/2022(b)	2,056,794
11,036,734	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.563%, 3/04/2022(b)	11,050,530
4,779,482	Eze Castle Software, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.576%, 4/05/2021(b)	4,783,449
13,762,202	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 7.805%, 8/18/2022(d)	13,865,419
16,454,000	Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.576%, 2/28/2025(b)	16,556,838
5,662,581	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.334%, 7/01/2024(b)	5,644,913
13,010,790	Resolute Investment Managers, Inc., 2017 1st Lien Term Loan B, 3-month LIBOR + 3.250%, 5.584%, 4/30/2022(b)	13,092,107
3,582,349	Victory Capital Holdings, Inc., 2018 Term Loan B, 3-month LIBOR + 2.750%, 5.084%, 2/12/2025(b)	3,586,827
14,662,836	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 11/21/2024(b)	14,442,894

		97,937,507

	Food & Beverage – 2.6%
15,052,903	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.326%, 12/13/2023(b)	14,977,639
4,738,459	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.326%, 12/13/2023(b)	4,702,920
4,366,242	Arctic Glacier U.S.A., Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 3/20/2024(b)	4,369,866
3,081,992	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 3.500%, 5.843%, 7/07/2024(b)	3,108,960
9,716,239	CPM Holdings, Inc., Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 4/11/2022(b)	9,764,820
19,521,945	Give & Go Prepared Foods Corp., 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 4.250%, 6.584%, 7/29/2023(b)	17,764,970
10,904,000	Hearthside Food Solutions LLC, 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.065%, 5/23/2025(b)	10,809,462
9,910,029	High Liner Foods, Inc., Refi Term Loan B, 3-month LIBOR + 3.250%, 5.584%, 4/24/2021(d)	9,191,552
14,588,904	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 3.500%, 5.735%, 11/18/2023(a)	14,515,959
8,718,000	Sigma Bidco BV, 2018 USD Term Loan B, 1-month LIBOR + 3.000%, 5.081%, 7/02/2025(b)	8,690,800
10,023,598	UTZ Quality Foods LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.565%, 11/21/2024(b)	10,064,294

		107,961,242

	Gaming – 0.2%
8,684,000	Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3-month LIBOR + 3.500%, 5.831%, 7/10/2025(b)	8,748,522

Principal Amount	Description	Value (†)
Senior Loans – continued
	Health Insurance – 0.6%
$1,586,025	ExamWorks Group, Inc., 2017 Term Loan, 1-month LIBOR + 3.250%, 5.326%, 7/27/2023(b)	$1,594,447
24,332,234	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, LIBOR + 5.750%, 7.880%, 2/28/2022(a)	24,393,064

		25,987,511

	Healthcare – 5.0%
15,733,500	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.826%, 1/23/2025(b)	15,785,893
11,070,423	Ascend Learning LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 7/12/2024(b)	11,042,747
8,685,704	ATI Holdings Acquisition, Inc., 2016 Term Loan, 1-month LIBOR + 3.500%, 5.567%, 5/10/2023(b)	8,669,461
10,879,288	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.326%, 3/18/2024(b)	10,498,512
14,533,687	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.584%, 9/01/2024(b)	14,488,342
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.077%, 8/15/2025(b)	2,350,000
11,229,849	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 6.084%, 5/02/2023(b)	11,285,998
10,451,736	FHC Health Systems, Inc., 2014 Term Loan, 1-month LIBOR + 4.000%, 6.076%, 12/23/2021(b)	8,936,234
2,379,000	Gentiva Health Services, Inc., 2018 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 9.375%, 7/02/2026(b)	2,414,685
13,954,700	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.584%, 6/28/2024(b)	13,931,396
6,238,409	Greatbatch Ltd., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.000%, 5.070%, 10/27/2022(b)	6,270,724
17,559,440	HC Group Holdings III, Inc., Term Loan B, 1-month LIBOR + 3.750%, 5.826%, 4/07/2022(b)	17,625,288
8,521,469	NMSC Holdings, Inc., 1st Lien Term Loan, 6-month LIBOR + 5.000%, 7.501%, 4/19/2023(b)	8,564,076
15,477,415	Onex TSG Holdings II Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.076%, 7/31/2022(b)	15,554,802
11,532,999	Patterson Medical Holdings, Inc., 1st Lien Term Loan, LIBOR + 4.750%, 7.092%, 8/28/2022(a)	10,898,684
8,218,034	St. Georges University, 2018 1st Lien Term Loan B, 1-month LIBOR + 3.500%, 5.580%, 6/21/2025(b)	8,300,215
2,556,722	St. Georges University, 2018 Delayed Draw Term Loan, 6/21/2025(h)	2,582,289
14,425,134	Surgery Center Holdings, Inc., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.570%, 9/02/2024(b)	14,401,044
7,377,196	Tecomet Inc., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.580%, 5/01/2024(b)	7,393,352
5,513,966	U.S. Anesthesia Partners, Inc., 2017 Term Loan, 1-month LIBOR + 3.000%, 5.076%, 6/23/2024(b)	5,523,174
12,754,000	Verscend Holding Corp., 2018 Term Loan B, 8/09/2025(c)	12,825,805

		209,342,721

	Home Construction – 0.8%
4,662,030	Fastener Acquisition, Inc., 2018 1st Lien Term Loan, LIBOR + 4.250%, 6.474%, 3/28/2025(a)	4,664,967

Principal Amount	Description	Value (†)
Senior Loans – continued
	Home Construction – continued
$1,525,000	Hayward Industries, Inc., 1st Lien Term Loan, 8/05/2024(c)	$1,528,813
14,794,379	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 8/05/2024(b)	14,831,365
13,239,829	LBM Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.945%, 8/20/2022(b)	13,297,819

		34,322,964

	Independent Energy – 1.0%
11,400,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.816%, 12/31/2022(b)	11,556,750
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 12.440%, 12/31/2021(b)	6,810,681
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.077%, 3/01/2024(b)	22,797,424
1,618,496	P2 Upstream Acquisition Co., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.350%, 10/30/2020(b)	1,598,265

		42,763,120

	Industrial Other – 6.2%
15,011,078	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1-month LIBOR + 3.500%, 5.576%, 9/26/2024(b)	15,029,841
14,629,485	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.592%, 11/01/2024(b)	14,556,338
13,564,393	CIBT Global, Inc., 2017 Term Loan, 3-month LIBOR + 3.750%, 6.084%, 6/03/2024(b)	13,581,349
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.067%, 11/22/2021(b)	4,510,643
18,666,350	Diamond (BC) B.V., USD Term Loan, 1-month LIBOR + 3.000%, 5.076%, 9/06/2024(b)	18,238,517
3,375,519	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 6/28/2024(b)	3,383,958
4,117,680	Filtration Group Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.076%, 3/29/2025(b)	4,130,568
10,929,501	GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.076%, 4/16/2025(b)	10,922,724
18,157,423	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 7.084%, 11/03/2023(b)	17,067,978
4,350,000	International Textile Group, Inc., 1st Lien Term Loan, 5/01/2024(c)	4,369,053
11,586,000	International Textile Group, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.081%, 5/01/2024(b)	11,636,747
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 11.081%, 5/01/2025(b)	7,828,000
10,946,232	Laureate Education, Inc., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 4/26/2024(b)	10,958,163
10,332,000	Loparex Holding B.V., 2018 Term Loan, 3-month LIBOR + 4.250%, 6.584%, 4/11/2025(b)	10,409,490
11,029,194	LTI Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.826%, 5/16/2024(b)	11,008,569
7,052,000	LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 8/10/2025(c)	7,069,630
3,198,983	LTI Holdings, Inc., 2018 Term Loan, 1-month LIBOR + 3.500%, 5.576%, 5/16/2024(b)	3,194,984

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$10,571,108	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.592%, 6/01/2022(b)	$10,650,391
9,948,068	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 7.842%, 5/11/2023(b)	9,948,068
6,842,966	Oasis Outsourcing Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 6/30/2023(b)	6,868,627
6,955,650	Oxbow Carbon LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 1/04/2023(b)	6,994,810
5,030,393	Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.090%, 2/01/2025(b)	4,986,377
19,401,000	Savage Enterprises LLC, 2018 1st Lien Term Loan B, 1-month LIBOR + 4.500%, 6.582%, 8/01/2025(b)	19,546,508
4,355,000	Shape Technologies Group, Inc., Term Loan, LIBOR + 3.000%, 5.134%, 4/21/2025(a)	4,349,556
13,768,713	Sotera Health Holdings LLC, 2017 Term Loan, 3-month LIBOR + 3.000%, 5.334%, 5/15/2022(b)	13,782,481
4,566,525	Unifrax Corp., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 5.834%, 4/04/2024(b)	4,583,649
9,124,919	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.076%, 9/30/2023(b)	9,224,745

		258,831,764

	Internet & Data – 3.4%
6,967,612	CareerBuilder, LLC, Term Loan, 3-month LIBOR + 6.750%, 9.084%, 7/31/2023(b)	6,967,612
12,573,000	EagleView Technology Corp., 2018 Add On Term Loan B, 1-month LIBOR + 3.500%, 5.567%, 8/14/2025(b)	12,549,488
2,500,000	EIG Investors Corp., 2018 1st Lien Term Loan, 2/09/2023(c)	2,509,375
25,588,649	EIG Investors Corp., 2018 1st Lien Term Loan, LIBOR + 3.750%, 6.060%, 2/09/2023(a)	25,684,606
14,383,144	GTCR Valor Cos., Inc., USD 2017 Term Loan B1, 3-month LIBOR + 3.250%, 5.584%, 6/16/2023(b)	14,422,698
19,843,271	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.827%, 9/13/2024(b)	19,917,684
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.577%, 9/15/2025(b)	8,918,300
20,496,755	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.575%, 8/08/2024(b)	20,547,996
12,838,048	NeuStar, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.076%, 8/08/2025(b)	12,559,848
15,718,000	Zacapa LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.337%, 7/02/2025(b)	15,796,590

		139,874,197

	Leisure – 1.5%
12,312,156	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 7/08/2022(b)	12,115,900
7,850,316	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.250%, 10.326%, 7/10/2023(b)	7,614,807
23,627,276	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.580%, 7/03/2024(b)	23,765,023
15,186,120	Leslie’s Poolmart, Inc., 2016 Term Loan, 2-month LIBOR + 3.500%, 5.695%, 8/16/2023(b)	15,176,704

Principal Amount	Description	Value (†)
Senior Loans – continued
	Leisure – continued
$2,863,481	Recess Holdings, Inc., 2017 1st Lien Term Loan, 6-month LIBOR + 3.750%, 6.203%, 9/29/2024(b)	$2,874,218
278,765	Recess Holdings, Inc., 2017 Delayed Draw Term Loan, 3.750%, 9/29/2024(h)	279,810
111,116	Recess Holdings, Inc., 2017 Delayed Draw Term Loan, 1-month LIBOR + 3.750%, 5.825%, 9/29/2024(b)	111,533

		61,937,995

	Media Entertainment – 4.3%
9,147,846	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.834%, 7/31/2020(b)	8,233,062
6,775,564	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.000%, 8.193%, 2/25/2022(a)(e)(g)	6,165,763
14,755,996	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 5.326%, 10/03/2023(b)	14,734,452
20,232,948	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 6.327%, 6/07/2023(b)	18,725,594
1,950,000	Comet Bidco Ltd., 2018 USD Term Loan B, 9/30/2024(c)	1,899,631
14,116,065	Comet Bidco Ltd., 2018 USD Term Loan B, 3-month LIBOR + 5.000%, 7.313%, 9/30/2024(b)	13,751,447
1,731,220	Extreme Reach, Inc., 1st Lien Term Loan, 1-month LIBOR + 6.250%, 8.330%, 2/07/2020(b)	1,725,265
14,278,000	Extreme Reach, Inc., 2nd Lien Term Loan, 1-month LIBOR + 10.000%, 12.066%, 1/24/2021(b)(e)(g)	13,885,355
1,370,000	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 5/31/2021(c)	1,268,620
16,310,411	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 5/31/2021(b)	15,103,440
16,497,336	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.576%, 9/30/2022(b)	16,497,336
22,149,209	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 6.076%, 5/04/2022(b)	21,108,196
18,383,930	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 1/31/2025(b)	18,424,742
7,244,000	National CineMedia LLC, 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.125%, 6/20/2025(b)	7,234,945
9,962,813	Project Sunshine IV PTY Limited, 2017 Term Loan B, 1-month LIBOR + 7.000%, 9.076%, 8/21/2022(b)	9,962,813
4,501,410	ProQuest LLC, New Term Loan B, 2-month LIBOR + 3.750%, 5.919%, 10/24/2021(b)	4,514,059
6,006,963	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.076%, 2/23/2024(b)	5,946,893

		179,181,613

	Metals & Mining – 1.5%
11,567,081	American Rock Salt Co. LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 3/21/2025(b)	11,581,540
8,758,985	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 1/29/2025(b)	8,748,036
2,000,000	Global Brass & Copper, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.625%, 5/29/2025(b)	2,005,000
19,321,000	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 2/12/2025(b)	19,417,605

Principal Amount	Description	Value (†)
Senior Loans – continued
	Metals & Mining – continued
$3,827,327	Phoenix Services International LLC, Term Loan, 1-month LIBOR + 3.750%, 5.830%, 3/01/2025(b)	$3,840,072
18,203,403	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.125%, 5/01/2025(b)	18,162,991

		63,755,244

	Midstream – 1.7%
22,078,108	BCP Raptor LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.326%, 6/24/2024(b)	21,360,570
19,531,000	Brazos Delaware II LLC, Term Loan B, 1-month LIBOR + 4.000%, 6.077%, 5/21/2025(b)	19,341,745
1,666,823	EIG Management Company LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.060%, 2/22/2025(b)	1,676,540
12,287,621	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.065%, 2/15/2024(b)	12,011,149
16,395,638	Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.077%, 2/17/2025(b)	16,129,209

		70,519,213

	Oil Field Services – 0.6%
822,000	Covia Holdings Corp., Term Loan, 6/01/2025(c)	811,380
26,100,000	Covia Holdings Corp., Term Loan, 3-month LIBOR + 3.750%, 6.050%, 6/01/2025(b)	25,762,788

		26,574,168

	Packaging – 2.7%
23,566,948	Flex Acquisition Co., Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.751%, 6/29/2025(b)	23,537,490
18,573,869	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 1-month LIBOR + 4.250%, 6.326%, 6/30/2022(b)	17,970,219
9,063,743	PLZ Aeroscience Corp., USD Term Loan, 3-month LIBOR + 3.500%, 5.836%, 7/31/2022(d)	9,097,732
18,881,678	Pro Mach Group, Inc., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.071%, 3/07/2025(b)	18,751,960
10,997,438	Spectrum Holdings III Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 1/31/2025(b)	10,949,379
17,869,215	Titan Acquisition Ltd., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 3/28/2025(b)	16,911,961
1,356,706	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 6.080%, 11/30/2023(b)	1,362,132
13,464,532	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.084%, 11/30/2023(b)	13,518,390

		112,099,263

	Pharmaceuticals – 0.8%
9,438,793	Akorn, Inc., Term Loan B, 1-month LIBOR + 4.750%, 6.875%, 4/16/2021(b)	9,132,032
17,804,409	Endo Luxembourg Finance Co. I S.a.r.l., 2017 Term Loan B, 1-month LIBOR + 4.250%, 6.375%, 4/29/2024(b)	17,893,431
5,238,688	Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.081%, 6/01/2025(b)	5,255,242

		32,280,705

Principal Amount	Description	Value (†)
Senior Loans – continued
	Property & Casualty Insurance – 2.1%
$6,691,384	Alliant Holdings I, Inc., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.067%, 5/09/2025(b)	$6,688,708
19,747,315	Broadstreet Partners, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.326%, 11/08/2023(b)	19,710,387
19,719,213	Confie Seguros Holding II Co., 2016 Term Loan B, 1-month LIBOR + 5.250%, 6.250%, 4/19/2022(b)	19,349,478
2,375,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.826%, 4/27/2025(b)	2,388,063
17,781,601	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.625%, 12/20/2024(b)	17,843,836
1,892,234	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.334%, 5/16/2024(b)	1,886,708
21,535,391	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 5.826%, 10/01/2021(b)	20,804,696

		88,671,876

	Restaurants – 2.6%
4,442,222	Big Jack Holdings LP, 2018 Term Loan B, 4/05/2024(c)	4,414,458
9,475,662	Big Jack Holdings LP, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.330%, 4/05/2024(b)	9,416,439
15,987,677	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.581%, 6/27/2025(b)	15,907,739
5,194,980	IRB Holding Corp., 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.293%, 2/05/2025(b)	5,217,267
5,289,743	K-Mac Holdings Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.327%, 3/14/2025(b)	5,296,355
16,387,630	Portillo’s Holdings LLC, 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.834%, 8/02/2021(b)	16,387,630
12,504,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.334%, 8/01/2022(b)	12,504,000
21,203,415	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 7.326%, 7/28/2021(b)	21,044,389
7,453,026	Tacala LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 1/31/2025(b)	7,470,093
11,575,819	TMK Hawk Parent Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.580%, 8/28/2024(b)	11,555,562

		109,213,932

	Retailers – 4.8%
16,380,918	Academy Ltd., 2015 Term Loan B, LIBOR + 4.000%, 6.082%, 7/01/2022(a)	13,452,829
17,284,959	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.334%, 2/10/2023(b)	17,101,393
13,629,734	Ascena Retail Group, Inc., 2015 Term Loan B, 1-month LIBOR + 4.500%, 6.625%, 8/21/2022(b)	12,709,727
10,922,092	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 5.842%, 6/03/2022(b)	10,949,397
24,379,963	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 7.076%, 9/25/2024(b)	24,623,763
21,143,377	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.326%, 8/14/2023(b)	20,984,801
2,114,700	EG Finco Ltd., 2018 USD Term Loan, 3-month LIBOR + 4.000%, 6.334%, 2/07/2025(b)	2,113,812

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$13,102,163	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 6.267%, 2/07/2025(b)	$13,096,660
1,500,000	Hillman Group, Inc. (The), 2018 Term Loan B, 5/31/2025(c)	1,493,910
14,808,000	Hillman Group, Inc. (The), 2018 Term Loan B, 3-month LIBOR + 3.500%, 5.834%, 5/31/2025(b)	14,747,880
8,060,915	Men’s Wearhouse, Inc. (The), 2018 Term Loan B2, 1-month LIBOR + 3.500%, 5.582%, 4/09/2025(b)	8,107,910
10,189,394	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 5.330%, 10/25/2020(b)	9,445,568
10,217,840	PetSmart, Inc., Term Loan B2, 1-month LIBOR + 3.000%, 5.090%, 3/11/2022(b)	8,787,342
27,375,076	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.343%, 9/12/2024(b)	27,282,275
7,453,506	The Talbots, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.576%, 3/19/2020(b)	7,304,435
8,040,607	The Talbots, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.576%, 3/19/2021(b)(e)(g)	7,779,287

		199,980,989

	Supermarkets – 0.4%
1,100,000	BI-LO Holding LLC, Exit Term Loan B, 5/31/2024(c)	1,073,875
15,189,814	BI-LO Holding LLC, Exit Term Loan B, 3-month LIBOR + 8.000%, 10.327%, 5/31/2024(d)	14,829,056

		15,902,931

	Technology – 9.1%
22,041,979	Almonde, Inc., USD 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.576%, 6/13/2024(b)	21,925,818
14,980,000	Almonde, Inc., USD 2nd Lien Term Loan, 1-month LIBOR + 7.250%, 9.326%, 6/13/2025(b)	14,680,400
7,100,000	Aptean, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.840%, 12/14/2023(b)	7,100,000
15,504,738	Aptean, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.590%, 12/20/2022(b)	15,538,073
11,500,000	Corel Corp., 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.313%, 6/03/2024(b)	11,557,500
11,806,000	DigiCert, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.076%, 10/31/2025(b)	11,746,970
9,143,675	DigiCert, Inc., 2017 Term Loan B1, 1-month LIBOR + 4.750%, 6.826%, 10/31/2024(b)	9,172,294
8,405,000	Dynatrace LLC, 2018 1st Lien Term Loan, 8/22/2025(c)	8,429,543
3,180,625	GlobalLogic Holdings, Inc., 2018 Add On 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.424%, 8/01/2025(b)	3,196,528
454,375	GlobalLogic Holdings, Inc., 2018 Delayed Draw Term Loan, 8/01/2025(c)	456,647
18,913,286	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.500%, 5.576%, 12/01/2023(b)	18,944,871
5,312,391	Hyland Software, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.326%, 7/01/2022(b)	5,340,281
14,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.076%, 7/07/2025(b)	14,298,401

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$7,148,975	Informatica LLC, 2018 USD Term Loan, 1-month LIBOR + 3.250%, 5.326%, 8/05/2022(b)	$7,181,145
9,289,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.087%, 4/01/2022(b)	8,197,849
12,969,357	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.337%, 4/01/2021(b)	11,477,881
1,106,747	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.500%, 4.576%, 6/21/2024(b)	1,103,980
12,292,000	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.573%, 9/29/2025(b)	12,537,840
9,530,000	McAfee LLC, 2017 USD Term Loan B, 1-month LIBOR + 4.500%, 6.573%, 9/30/2024(b)	9,606,240
12,783,000	Navex Global, Inc., 2018 Term Loan B, 8/08/2025(c)	12,792,587
2,819,962	Oberthur Technologies S.A., 2016 USD Term Loan B1, 1/10/2024(c)	2,829,832
15,082,584	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 6.084%, 1/10/2024(b)	15,135,373
14,741,163	Ocean Bidco, Inc., USD Term Loan B, 3-month LIBOR + 5.000%, 7.334%, 3/21/2025(b)	14,787,302
19,638,840	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.572%, 5/16/2025(b)	19,546,734
11,554,197	Riverbed Technology, Inc., 2016 Term Loan, 1-month LIBOR + 3.250%, 5.330%, 4/24/2022(b)	11,486,836
9,362,790	Rocket Software, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.084%, 10/14/2023(b)	9,407,263
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.834%, 10/14/2024(b)	5,657,835
15,311,604	SciQuest, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 6.076%, 12/28/2024(b)	15,273,325
7,474,133	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.500%, 4.576%, 6/21/2024(b)	7,455,448
17,779,960	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 6.326%, 10/30/2022(b)	17,835,611
5,000,000	Sophia LP, 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.584%, 9/30/2022(b)	5,011,250
12,319,630	SurveyMonkey, Inc., 2017 Term Loan, 1-month LIBOR + 4.500%, 6.580%, 4/13/2024(b)	12,335,029
2,589,000	Verifone Systems, Inc., 2018 1st Lien Term Loan, 8/20/2025(c)	2,592,236
17,309,000	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.322%, 8/20/2025(b)	17,330,636
17,900,640	Veritas Bermuda Ltd., USD Repriced Term Loan B, LIBOR + 4.500%, 6.641%, 1/27/2023(a)	16,935,259

		378,904,817

	Transportation Services – 2.5%
12,650,863	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 3/09/2024(b)	12,561,294
13,081,965	Deliver Buyer, Inc., Term Loan B, LIBOR + 5.000%, 7.312%, 5/01/2024(a)	13,114,670
4,073,000	Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.076%, 6/15/2023(b)	4,073,000

Principal Amount	Description	Value (†)
Senior Loans – continued
	Transportation Services – continued
$17,549,950	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.814%, 10/07/2024(b)	$17,589,437
12,473,301	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.080%, 4/04/2025(b)	12,551,259
31,183,211	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.567%, 7/13/2023(b)	31,292,352
1,265,000	Verra Mobility Corporation, 2018 1st Lien Term Loan, 2/28/2025(c)	1,268,555
13,318,354	Verra Mobility Corporation, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.825%, 2/28/2025(b)	13,355,779

		105,806,346

	Utility Other – 0.3%
11,738,000	Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.826%, 8/01/2025(b)	11,799,624

	Wireless – 1.8%
33,587,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.576%, 8/04/2025(b)	34,538,922
12,500,000	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.000%, 5.076%, 11/03/2023(b)	12,535,750
1,190,550	GTT Communications, Inc., 2018 USD Term Loan B, 5/31/2025(c)	1,166,465
23,596,638	GTT Communications, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.750%, 4.830%, 5/31/2025(b)	23,119,278
2,789,399	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 1-month LIBOR + 6.000%, 8.080%, 5/01/2023(b)	2,663,876

		74,024,291

	Wirelines – 0.9%
13,878,811	Avaya, Inc., 2018 Term Loan B, 12/15/2024(c)	13,963,888
1,496,241	Avaya, Inc., 2018 Term Loan B, 1-month LIBOR + 4.250%, 6.313%, 12/15/2024(b)	1,505,413
6,562,987	Communications Sales & Leasing, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.076%, 10/24/2022(b)	6,274,215
13,489,516	Coral-U.S. Co-Borrower LLC, Term Loan B4, 1-month LIBOR + 3.250%, 5.326%, 1/30/2026(b)	13,486,683

		35,230,199

	Total Senior Loans (Identified Cost $3,724,139,765)	3,689,745,785

Bonds and Notes – 6.0%
	Automotive – 0.5%
23,930,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	20,849,012

	Chemicals – 0.0%
200,000	Alpha 2 BV, PIK, 8.750%, 6/01/2023, 144A(j)	200,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Environmental – 0.4%
$13,580,000	GFL Environmental, Inc., 5.375%, 3/01/2023, 144A	$12,901,000
4,860,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	4,702,050

		17,603,050

	Finance Companies – 0.3%
14,035,000	iStar, Inc., 6.000%, 4/01/2022	14,157,806

	Healthcare – 0.6%
8,205,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	8,666,531
15,130,000	Vizient, Inc., 10.375%, 3/01/2024, 144A	16,529,525

		25,196,056

	Independent Energy – 0.4%
10,540,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	11,646,700
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(e)(g)	6,564,912

		18,211,612

	Industrial Other – 0.2%
8,890,000	Harland Clarke Holdings Corp., 9.250%, 3/01/2021, 144A	8,089,900

	Media Entertainment – 0.3%
10,900,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	10,940,875

	Metals & Mining – 0.6%
9,000,000	FMG Resources August 2006 Pty Ltd., 5.125%, 3/15/2023, 144A	8,797,500
6,410,000	Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022, 144A	6,546,213
11,375,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	10,948,437

		26,292,150

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
9,529,716	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 8.989%, 8/15/2019, 144A(b)	9,622,677

	Oil Field Services – 0.1%
5,625,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	5,667,188

	Packaging – 0.3%
12,500,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(j)	12,671,875

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 1.0%
$14,090,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	$14,236,959
18,440,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	19,131,500
8,725,000	York Risk Services Holding Corp., 8.500%, 10/01/2022, 144A	7,808,875

		41,177,334

	Retailers – 0.1%
2,137,000	Men’s Wearhouse, Inc. (The), 7.000%, 7/01/2022	2,195,768

	Technology – 0.2%
7,540,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	5,881,200

	Wireless – 0.2%
7,560,000	Iridium Communications, Inc., 10.250%, 4/15/2023, 144A	8,164,800

	Wirelines – 0.6%
42,798,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	24,107,257

	Total Bonds and Notes (Identified Cost $263,169,135)	251,029,060

Shares
Common Stocks – 0.2%
	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(e)(f)(g)(k)	3,587,532

	Industrial Conglomerates – 0.0%
20,609	TwentyEighty, Inc., Class A(e)(f)(g)(k)	—

	Oil, Gas & Consumable Fuels – 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(f)(k)	2,679,517

	Specialty Retail – 0.0%
1,790,825	Onsite Rental Group Pty Ltd.(f)(g)(k)(l)(m)	—

	Total Common Stocks (Identified Cost $10,440,606)	6,267,049

Principal Amount
Short-Term Investments – 6.7%
$278,724,808	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2018 at 1.100% to be repurchased at $278,758,874 on 9/04/2018 collateralized by $163,000,000 U.S. Treasury Note, 1.625% due 10/15/2020 valued at $160,486,051; $123,785,000 U.S. Treasury Note, 1.375% due 9/30/2020 valued at $121,270,184; $2,530,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $2,546,220 including accrued interest(n) (Identified Cost $278,724,808)	278,724,808

	Total Investments – 101.3% (Identified Cost $4,276,474,314)	4,225,766,702
	Other assets less liabilities – (1.3)%	(53,194,622)

	Net Assets – 100.0%	$4,172,572,080

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$40,498,092	1.0%	$0	0.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(b)	Variable rate security. Rate as of August 31, 2018 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at August 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2018.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2018, the value of these securities amounted to $40,498,092 or 1.0% of net assets.

(f)	Securities subject to restriction on resale. At August 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ameriforge Group, Inc.	August 22, 2017	$2,262,602	$3,587,532	0.1%
Blue Ridge Mountain Resource, Inc.	May 13, 2016	8,178,004	2,679,517	0.1%
Onsite Rental Group Pty Ltd.	November 03, 2017	—	—	—
Onsite Rental Group Pty Ltd., Notes	November 03, 2017	2,384,581	2,515,243	0.1%
TwentyEighty, Inc., Class A	February 07, 2017	—	—	—
TwentyEighty, Inc., PIK Term Loan B	February 07, 2017	4,855,279	3,052,197	0.1%
TwentyEighty, Inc., PIK Term Loan C	February 07, 2017	3,427,257	2,240,691	0.1%

(g)	Illiquid security.
(h)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(i)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended August 31, 2018 interest payments were made in cash and principal.

(j)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended August 31, 2018, interest payments were made in cash.

(k)	Non-income producing security.
(l)	Level 3 security. Value has been determined using significant unobservable inputs.
(m)	Fair valued by the Fund’s adviser. At August 31, 2018, the value of this security amounted to $0 or 0.0% of net assets.
(n)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the value of Rule 144A holdings amounted to $204,911,448 or 4.9% of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$3,689,745,785	$—		$3,689,745,785
Bonds and Notes*	—	251,029,060	—		251,029,060
Common Stocks
Specialty Retail	—	—	—	(a)	—
All Other Common Stocks*	—	6,267,049	—		6,267,049

Total Common Stocks	—	6,267,049	—		6,267,049

Short-Term Investments	—	278,724,808	—		278,724,808

Total	$—	$4,225,766,702	$—		$4,225,766,702

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2017 and/or August 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2018
Senior Loans
Construction Machinery	$2,384,581		$—	$—	$—	$—	$—	$—	$(2,384,581)	$—		$—
Consumer Cyclical Services	3,825,581		—	—	—	—	—	—	(3,825,581)	—		—
Common Stocks
Energy Equipment & Services	2,474,160		—	—	—	—	—	—	(2,474,160)	—
Industrial Conglomerates	—	(a)	—	—	—	—	—	—	— (a)	—		—
Oil, Gas & Consumable Fuels	4,110,390		—	—	—	—	—	—	(4,110,390)	—		—
Specialty Retail	—	(b)	—	—	—	—	—	—	—	—	(b)	—

Total	$12,794,712		$—	$—	$—	$—	$—	$—	$(12,794,712)	$—		$—

(a)

At November 30, 2017, includes a security fair valued at zero using level 3 inputs. At August 31, 2018, this security was valued at zero using closing bid quotations provided by an independent pricing service and was subsequently transferred to level 2.

(b)	Fair Valued at zero.

A debt security valued at $2,384,581 was transferred from Level 3 to Level 2 during the period ended August 31, 2018. At November 30 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser using broker-dealer bid prices for which the inputs were unobservable to the Fund. At August 31, 2018 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $3,825,581 were transferred from Level 3 to Level 2 during the period ended August 31, 2018. At November 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At August 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $6,584,550 were transferred from Level 3 to Level 2 during the period ended August 31, 2018. At November 30 2017, these securities were valued at fair value as determined in good faith by the Fund’s adviser using broker-dealer bid prices for which the inputs were unobservable to the Fund. At August 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at August 31, 2018 (Unaudited)

Technology	9.3%
Consumer Cyclical Services	8.0
Industrial Other	6.4
Consumer Products	6.1
Automotive	5.7
Healthcare	5.6
Retailers	4.9
Media Entertainment	4.6
Internet & Data	3.4
Property & Casualty Insurance	3.1
Packaging	3.0
Restaurants	2.6
Food & Beverage	2.6
Building Materials	2.5
Transportation Services	2.5
Financial Other	2.4
Metals & Mining	2.1
Wireless	2.0
Other Investments, less than 2% each	17.8
Short-Term Investments	6.7

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2018 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 94.2% of Net Assets
	Aerospace & Defense – 4.5%
48,375	General Dynamics Corp.	$9,355,725

	Auto Components – 3.0%
71,625	Aptiv PLC	6,303,716

	Banks – 3.0%
87,275	Citigroup, Inc.	6,217,471

	Biotechnology – 2.7%
265,300	Grifols S.A., ADR	5,770,275

	Capital Markets – 2.2%
26,425	Moody’s Corp.	4,704,178

	Chemicals – 8.5%
42,200	Ecolab, Inc.	6,350,256
25,160	Sherwin-Williams Co. (The)	11,462,393

		17,812,649

	Diversified Financial Services – 5.1%
51,750	Berkshire Hathaway, Inc., Class B(a)	10,801,260

	Diversified Telecommunication Services – 4.8%
313,964	AT&T, Inc.	10,028,010

	Electrical Equipment – 3.0%
41,850	Acuity Brands, Inc.	6,396,354

	Health Care Providers & Services – 5.1%
39,725	UnitedHealth Group, Inc.	10,664,573

	Industrial Conglomerates – 5.0%
35,275	Roper Technologies, Inc.	10,525,002

	Internet Software & Services – 1.9%
23,075	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,038,356

	IT Services – 3.7%
35,875	MasterCard, Inc., Class A	7,733,215

	Life Sciences Tools & Services – 2.5%
22,275	Thermo Fisher Scientific, Inc.	5,325,952

	Machinery – 4.7%
55,600	Snap-on, Inc.	9,828,968

	Media – 5.5%
256,000	Twenty-First Century Fox, Inc., Class B	11,494,400

	Oil, Gas & Consumable Fuels – 10.9%
601,175	Cameco Corp.	6,258,232
211,525	Enterprise Products Partners LP	6,049,615

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,157,450	Kosmos Energy Ltd.(a)	$10,463,348

		22,771,195

	Personal Products – 2.6%
38,825	Estee Lauder Cos., Inc. (The), Class A	5,440,159

	Road & Rail – 0.1%
7,350	Knight-Swift Transportation Holdings, Inc.	250,856

	Semiconductors & Semiconductor Equipment – 3.0%
55,275	Texas Instruments, Inc.	6,212,910

	Software – 5.9%
109,900	Microsoft Corp.	12,345,067

	Specialty Retail – 4.9%
50,775	Home Depot, Inc. (The)	10,194,097

	Technology Hardware, Storage & Peripherals – 1.6%
14,450	Apple, Inc.	3,289,254

	Total Common Stocks (Identified Cost $157,522,179)	197,503,642

Closed-End Investment Companies – 1.2%
37,650	Altaba, Inc.(a) (Identified Cost $2,177,989)	2,618,558

	Total Purchased Options – 0.4% (Identified Cost $2,091,911) (see detail below)	805,500

Principal Amount
Short-Term Investments – 5.3%
$11,088,971	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2018 at 1.100% to be repurchased at $11,090,327 on 9/04/2018 collateralized by $11,410,000 U.S. Treasury Note, 2.750% due 2/15/2028 valued at $11,314,943 including accrued interest(b) (Identified Cost $11,088,971)	11,088,971

	Total Investments – 101.1% (Identified Cost $172,881,050)	212,016,671
	Other assets less liabilities – (1.1)%	(2,259,240)

	Net Assets – 100.0%	$209,757,431

Purchased Options – 0.4%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.4%
S&P 500® Index, Put(a)(c)	01/18/2019	2,600	300	$87,045,600	$2,091,911	$805,500

Written Options – (0.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (0.2%)
S&P 500® Index, Put(c)	01/18/2019	2,450	(300)	$(87,045,600)	$(1,319,089)	$(496,500)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2018, purchased and written S&P 500® Index options held by the Fund were fair valued at $805,500 and $(496,500), representing 0.4% and (0.2)% of net assets, respectively, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(c)

The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$197,503,642	$—	$—	$197,503,642
Closed-End Investment Companies	2,618,558	—	—	2,618,558
Short-Term Investments	—	11,088,971	—	11,088,971
Purchased Options*	—	805,500	—	805,500

Total Investments	$200,122,200	$11,894,471	$—	$212,016,671

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(496,500)	$—	$(496,500)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased and written put options to hedge against a decline in values. The Fund may also use written call options to collect incremental income on an equity position it holds. During the period ended August 31, 2018, the Fund engaged in purchased and written put options for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of August 31, 2018:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$805,500

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(496,500)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at August 31, 2018 (Unaudited)

Oil, Gas & Consumable Fuels	10.9%
Chemicals	8.5
Software	5.9
Media	5.5
Diversified Financial Services	5.1
Health Care Providers & Services	5.1
Industrial Conglomerates	5.0
Specialty Retail	4.9
Diversified Telecommunication Services	4.8
Machinery	4.7
Aerospace & Defense	4.5
IT Services	3.7
Electrical Equipment	3.0
Auto Components	3.0
Banks	3.0
Semiconductors & Semiconductor Equipment	3.0
Biotechnology	2.7
Personal Products	2.6
Life Sciences Tools & Services	2.5
Capital Markets	2.2
Other Investments, less than 2% each	5.2
Short-Term Investments	5.3

Total Investments	101.1
Other assets less liabilities (including open written options)	(1.1)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	October 23, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	October 23, 2018